COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Cost of sales

	Gold		Copper		Other[4]		Total
For the years ended December 31	2020	2019	2020	2019	2020	2019	2020	2019
Direct mining cost[1,2,3]	$4,421	$4,274	$292	$224	$3	$6	$4,716	$4,504
Depreciation	1,975	1,902	208	100	25	30	2,208	2,032
Royalty expense	410	308	54	34	—	—	464	342
Community relations	26	30	2	3	1	—	29	33
Total	$6,832	$6,514	$556	$361	$29	$36	$7,417	$6,911
[1]Direct mining cost related to gold and copper includes charges to reduce the cost of inventory to net realizable value of $29 million (2019: $26 million). Refer to note 17.
[2]Direct mining cost related to gold includes the costs of extracting by-products and export duties paid in Argentina.
[3]Includes employee costs of $1,520 million (2019: $1,350 million).
[4]Other includes realized hedge gains and losses, as well as corporate amortization.